May 3, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Variable Investment Fund
 1933 Act File No.: 33-13690
 1940 Act File No.: 811-5125
 CIK No.: 0000813383

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Appreciation Portfolio, Government Money Market Portfolio, Growth and Income Portfolio, International Equity Portfolio, International Value Portfolio and Quality Bond Portfolio Prospectuses dated April 29, 2016 that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 60 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 15, 2016.

Please address any comments or questions to my attention at 212-922-7192.

Sincerely,

/s/Talia Delgado
Talia Delgado
Senior Paralegal